CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share-Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Beginning balance at Jul. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Changes in equity
Net loss for the year	(13,230,837)	0	0	0	(13,230,837)
Exchange differences arising on translation into presentation currency	(2,419)	0	0	(2,419)	0
Total comprehensive loss for the year	(13,233,256)	0	0	(2,419)	(13,230,837)
Issue of shares - incorporation	1	1	0	0	0
Issue of shares - seed placement	54,011	54,011	0	0	0
Reverse acquisition	6,548,856	5,581,274	967,582	0	0
Issue of shares - to facilitators of reverse acquisition	852,478	852,478	0	0	0
Issue of shares - share placement	2,819,340	2,819,340	0	0	0
Issue of shares - exercise of options and performance rights	719,393	1,033,732	(314,339)	0	0
Share issue costs	(85,467)	(85,467)	0	0	0
Share-based payment expense	4,084,764	0	4,084,764	0	0
Ending balance at Jun. 30, 2021	1,760,120	10,255,369	4,738,007	(2,419)	(13,230,837)
Changes in equity
Net loss for the year	(21,521,237)	0	0	0	(21,521,237)
Exchange differences arising on translation into presentation currency	(593,912)	0	0	(593,912)	0
Total comprehensive loss for the year	(22,115,149)	0	0	(593,912)	(21,521,237)
Issue of shares - share placement	17,604,000	17,604,000	0	0	0
Issue of shares - exercise of options	2,261,225	2,353,704	(92,479)	0	0
Share issue costs	(430,805)	(430,805)	0	0	0
Share-based payment expense	8,340,328	0	8,340,328	0	0
Ending balance at Jun. 30, 2022	7,419,719	29,782,268	12,985,856	(596,331)	(34,752,074)
Changes in equity
Net loss for the year	(17,444,754)	0	0	0	(17,444,754)
Exchange differences arising on translation into presentation currency	(411,913)	0	0	(411,913)	0
Total comprehensive loss for the year	(17,856,667)	0	0	(411,913)	(17,444,754)
Issue of shares - share placement	29,637,300	29,637,300	0	0	0
Issue of shares - exercise of options	284,645	477,156	(192,511)	0	0
Issue of shares - conversion of RSUs	0	167,487	(167,487)	0	0
Issue of shares - conversion of rights	0	216,007	(216,007)	0	0
Issue of shares to consultant	0	350,000	(350,000)	0	0
Share issue costs	(1,511,182)	(1,865,970)	354,788	0	0
Share-based payment expense	2,589,413	0	2,589,413	0	0
Ending balance at Jun. 30, 2023	$ 20,563,228	$ 58,764,248	$ 15,004,052	$ (1,008,244)	$ (52,196,828)